Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

18. Supplemental Cash Flow Information

Cash paid for taxes for the six months ended September 30, 2025 and 2024 was de minimis. Cash paid for interest for the six months ended September 30, 2025 and 2024, was $0.8 million and $1.5 million, respectively.

Supplemental disclosure of noncash investing and financing activities include:

Six Months Ended September 30, 2025:

–	$11.5 million issuance of Series B preferred stock and $0.3 million issuance of noncontrolling interest in connection with recent financings.
–	$9.3 million accrual for BCH Preferred A-0 guaranteed payment.
–	$1.3 million of distributions payable to the Charitable Beneficiaries.

Six Months Ended September 30, 2024:

–	$125.5 million reclass of BCH Preferred A-0 from temporary equity to permanent equity.
–	$8.8 million accrual for BCH Preferred A-0 guaranteed payment.
–	$1.2 million settlement of liability for issuance of Class A common stock.
–	$0.3 million of distributions payable to the Charitable Beneficiaries.

21. Supplemental Cash Flow Information

Cash paid for taxes for the years ended March 31, 2025 and 2024, was de minimis and $0.8 million, respectively. Cash paid for interest for the years ended March 31, 2025 and 2024, was $2.4 million and $1.1 million, respectively.

Supplemental disclosure of noncash investing and financing activities include:

Year Ended March 31, 2025:

–	$160.5 million reclass of BCH Preferred A-0 from temporary equity to permanent equity.

–	$17.8 million accrual for BCH Preferred A-0 guaranteed payment.

–	$1.3 million settlement of liability for issuance of Class A common stock.

–	$1.4 million issuance of Series B preferred stock in connection with recent financings.

–	$0.9 million of distributions payable to the Charitable Beneficiaries.

Year Ended March 31, 2024:

–	$793.4 million conversion of BCG Class A common units for Class A common stock.

–	$791.9 million conversion of BCG Preferred B.2 for Class A common stock.

–	$205.8 million conversion of BCH Preferred C for Class A common stock.

–	$193.9 million exchange of BCH Preferred A-1 for Class A common stock and Class B common stock in BCG Recapitalization.

–	$56.7 million transfer of alternative assets for settlement of the Customer ExAlt Trust loan payable.

–	$38.7 million issuance of Series B preferred stock in connection with recent financings.

–	$16.8 million accrual for BCH Preferred A-0 guaranteed payment.

–	$6.9 million deemed dividend from BCH Preferred A-1 to BCG Preferred B.2 for accrual of preferred return.

–	$5.3 million issuance of Class A common for recent financings.

–	$4.5 million settlement of liability for issuance of Class A common stock.

–	$3.9 million conversion of BCH Class S Ordinary to Class A common stock.

–	$1.2 million of distributions payable to the Charitable Beneficiaries.

–	$1.1 million noncash issuance of noncontrolling interest.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated statements of financial condition and that are shown in the consolidated statements of cash flows:

	March 31, 2025	March 31, 2024
Cash and cash equivalents	$1,346	$7,913
Restricted cash	—	64
Total cash, cash equivalents and restricted cash	$1,346	$7,977